As filed with the Securities and Exchange Commission on November 10, 2003

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                  207-879-1900

                         David I. Goldstein, President
                              Two Portland Square
                             Portland, Maine 04101
                                  207-879-1900

                    Date of fiscal year end: AUGUST 31, 2003

                   Date of reporting period: AUGUST 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
A copy of the shareholder report(s) transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act") is included at the end of this Form N-CSR.

ITEM 2. CODE OF ETHICS.
As of the end of the period, August 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Trustees that are members of the Audit Committee is sufficent for them to perform the services required of Audit Committee members.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MONARCH FUNDS
            -------------

By  /S/ STACEY E. HONG, TREASURER
    -----------------------------

Date  NOVEMBER 5, 2003
      ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /S/ DAVID I. GOLDSTEIN, PRESIDENT
    ---------------------------------

Date  NOVEMBER 5, 2003
      ----------------

By  /S/ STACEY E. HONG, TREASURER
    -----------------------------

Date  NOVEMBER 5, 2003
      ----------------

MONARCH                 ANNUAL REPORT
 FUNDS                  AUGUST 31, 2003



                        DAILY ASSETS TREASURY FUND

                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                        DAILY ASSETS GOVERNMENT FUND

                        DAILY ASSETS CASH FUND


                             [IMAGE: GREEK COLISEUM]

MONARCH FUNDS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
August 31, 2003

Dear Shareholders:

During the past year, the Federal Reserve Bank focused its efforts on moving the economy toward sustained growth. To achieve this, the Fed lowered the Federal Funds rate in November 2002 to 1.25% and again in June 2003 to 1.00%. The Federal government also contributed to the recovery effort with new tax and fiscal policies in an attempt to stimulate job creation and economic growth. Based on this, our portfolio management team extended the average maturities of the Funds' portfolios. The team also increased its scrutiny of issuers to ensure that credit quality did not suffer during this difficult economic period. Based on recent economic data, we anticipate that this period of stable short-term rates will continue through the spring of 2004, at which time we hope that sustained economic growth will begin to put upward pressure on short-term rates.

We are pleased to report that Monarch's Daily Assets Government Fund, our oldest fund, continued to exhibit strong performance for the year ended August 31, 2003. For the one- and ten-year periods ended as of that date, the Fund's Universal Shares ranked five out of 148 and one out of 41, respectively, within the Government and Agencies Institutional Funds category tracked by iMoneyNet, Inc. (The Universal Shares seven-day yield as of August 31, 2003 was 0.92%.)*

For nearly 11 years, we have remained committed to maintaining a $1.00 per share price through the skilled and prudent portfolio management you expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

                                                Sincerely,

                                                /s/ JOHN Y. KEFFER

                                                John Y. Keffer
                                                Chairman

*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND INVESTMENT RETURNS WILL FLUCTUATE. AS TRACKED BY IMONEYNET, INC., DAILY ASSETS GOVERNMENT FUND UNIVERSAL SHARES RANKED FIVE OUT OF 150, SIX OUT OF 81, AND ONE OUT OF 41 WITHIN THE GOVERNMENT AND AGENCIES INSTITUTIONAL FUNDS CATEGORY FOR THE ONE- AND TEN-YEAR TOTAL RETURNS AS OF SEPTEMBER 30, 2003, RESPECTIVELY. RANKINGS ARE BASED ON TOTAL RETURN AND WILL VARY FOR OTHER SHARE CLASSES.

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (10/03)

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
Monarch Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund, and Daily Assets Cash Fund (formerly, Treasury Cash Fund, Daily Assets Government Fund, Government Cash Fund, and Cash Fund, respectively) (collectively, the "Funds"), each a series of the Monarch Funds, as of August 31, 2003, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund, and Daily Assets Cash Fund as of August 31, 2003, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

Boston, Massachusetts
October 17, 2003

MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND
AUGUST 31, 2003

     FACE                           SECURITY
    AMOUNT                         DESCRIPTION                        VALUE
   --------                       -------------                   -------------

U.S. TREASURY BILLS (A) (73.4%)
 $ 150,000,000 0.94%, 9/25/03 ................................... $ 149,901,833
    25,000,000 0.96%, 11/28/03 ..................................    24,940,722
    25,000,000 1.03%, 2/26/04 ...................................    24,872,681
                                                                  -------------

Total U.S. Treasury Bills                                           199,715,236
                                                                  -------------

REPURCHASE AGREEMENTS (24.8%)
    35,800,000 Bank of America, 0.90%,
               9/2/03, to be repurchased at
               $35,803,580; collateralized by various
               U.S. Treasury Obligations ........................    35,800,000
    31,600,000 Bear Stearns & Co., Inc.,
               0.98%, 9/2/03, to be repurchased at
               $31,603,441; collateralized by various
               U.S. Treasury Obligations ........................    31,600,000
                                                                  -------------

Total Repurchase Agreements                                          67,400,000
                                                                  -------------

    SHARES

SHORT-TERM INVESTMENT (1.9%)
     5,114,000 Dreyfus Treasury Cash
               Management Fund ..................................     5,114,000
                                                                  -------------

Total Investments at Amortized Cost* (100.1%)                     $ 272,229,236
Other Assets and Liabilities, Net (-0.1)%                              (191,202)
                                                                  -------------
Total Net Assets (100.0%)                                         $ 272,038,034
                                                                  =============

(A) Yields shown are annualized yields at time of purchase.
  * Cost for federal income tax purposes is the same as for financial statement purposes.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
AUGUST 31, 2003

     FACE                           SECURITY
    AMOUNT                         DESCRIPTION                        VALUE
   --------                       -------------                   -------------

U.S. GOVERNMENT SECURITIES (97.3%)

FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) (97.3%)
   $ 4,000,000 0.98%, 9/17/03 ...................................  $  3,998,258
     4,000,000 0.86%, 9/24/03 ...................................     3,997,802
     3,200,000 0.98%, 10/3/03 ...................................     3,197,227
     4,300,000 1.02%, 10/10/03 ...................................    4,295,248
     3,400,000 1.04%, 10/29/03 ...................................    3,394,330
     4,200,000 1.04%, 11/12/03 ...................................    4,191,264
     1,015,000 0.96%, 12/19/03 ...................................    1,012,050
                                                                  -------------

Total U.S. Government Securities                                     24,086,179
                                                                  -------------

     SHARES
------------------

SHORT-TERM INVESTMENT (2.8%)
          693,219 Dreyfus Treasury Prime Cash Management
                  Fund ..........................................       693,219

Total Investments at Amortized Cost* (100.1%)                      $ 24,779,398
Other Assets and Liabilities, Net (-0.1)%                               (27,349)
                                                                   ------------
Total Net Assets (100.0%)                                          $ 24,752,049
                                                                   ============


(A) Yields shown are annualized yields at time of purchase.
  * Cost for federal income tax purposes is the same as for financial statement purposes.

MONARCH FUNDS
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
AUGUST 31, 2003

  FACE                SECURITY                                    FACE                SECURITY
 AMOUNT              DESCRIPTION                VALUE            AMOUNT              DESCRIPTION                VALUE
--------            -------------           -------------       --------            -------------           -------------

U.S. GOVERNMENT SECURITIES (71.9%)                              SMALL BUSINESS ADMINISTRATION (B)
                                                                $ 3,053,272 Pool #504769 1.63% 10/25/24 ....    3,053,272
FEDERAL NATIONAL MORTGAGE ASSOCIATION -                           1,798,739 Pool #505204 1.75% 9/25/25 .....    1,798,324
DISCOUNT NOTES (A) (52.8%)                                        1,295,483 Pool #505205 1.81% 9/25/07 .....    1,295,305
 $ 150,000,000 1.06%, 10/29/03 ............. $149,745,042                                                    ------------
    30,000,000 1.07%, 11/26/03 .............   29,923,317       Total Small Business Administration            64,957,618
                                             ------------                                                    ------------
                                                                Total U.S. Government Securities              244,625,977
Total Federal National Mortgage                                                                              ------------
Association - Discount Notes                  179,668,359
                                             ------------       REPURCHASE AGREEMENTS - 26.5%
                                                                 40,000,000 Bank of America, 0.92%,
SMALL BUSINESS ADMINISTRATION (B) (19.1%)                                   9/2/03, to be repurchased at
     93,456 Pool #500536 3.00% 5/25/13 .....       95,237                   $40,004,089; collateralized
     24,665 Pool #500730 3.88% 2/25/04 .....       24,665                   by various U.S. Government
    337,473 Pool #501077 2.50% 11/25/14 ....      337,473                   Agency Securities ..............   40,000,000
    624,953 Pool #501308 2.50% 10/25/15 ....      624,953        24,950,000 Bear Stearns & Co., Inc., 1.08%,
  1,028,238 Pool #501543 2.38% 7/25/16 .....    1,028,238                   9/2/03, to be repurchased at
    153,285 Pool #501690 2.13% 12/25/16 ....      153,284                   $24,952,994; collateralized
    416,115 Pool #501733 2.00% 2/25/17 .....      419,422                   by various U.S. Government
    414,183 Pool #501898 2.25% 7/25/17 .....      414,183                   Agency Securities ..............   24,950,000
    534,469 Pool #501989 2.13% 10/25/12 ....      539,258        25,000,000 Citigroup, 1.05%, 9/2/03, to be
  2,183,838 Pool #502150 2.00% 2/25/18 .....    2,197,761                   repurchased at $25,005,833;
     64,481 Pool #502161 2.00% 2/25/18 .....       64,481                   collateralized by various U.S.
    642,633 Pool #502208 2.00% 2/25/18 .....      645,028                   Government Agency Securities ...   25,000,000
    144,988 Pool #502306 2.00% 2/25/18 .....      144,988                                                    ------------
    165,461 Pool #502613 2.00% 4/25/19 .....      165,461
     58,127 Pool #502914 2.00% 3/25/15 .....       58,547       Total Repurchase Agreements                    89,950,000
    397,167 Pool #503058 1.88% 7/25/15 .....      397,167                                                    ------------
    637,507 Pool #503082 1.88% 9/25/20 .....      637,507
    287,013 Pool #503120 1.88% 10/25/20 ....      287,013           SHARES
    985,266 Pool #503121 1.88% 9/25/15 .....      988,779       -------------
  3,399,846 Pool #503152 1.63% 11/25/20 ....    3,399,846
    400,738 Pool #503232 1.63% 12/25/15 ....      400,738       SHORT-TERM INVESTMENT (1.4%)
    337,906 Pool #503278 1.63% 2/25/21 .....      337,927         4,800,000 Dreyfus Government Cash
    755,995 Pool #503429 1.75% 6/25/16 .....      757,170                   Management Fund ................    4,800,000
    770,836 Pool #503431 1.75% 7/25/21 .....      771,062                                                    ------------
  1,535,350 Pool #503461 1.75% 9/25/21 .....    1,536,194
    272,687 Pool #503472 1.75% 8/25/21 .....      272,687       Total Investments at Amortized Cost* (99.8%) $339,375,977
  1,504,135 Pool #503553 1.63% 11/25/21 ....    1,505,327       Other Assets and Liabilities, Net (0.2%)          742,189
  2,572,103 Pool #503614 1.63% 1/25/22 .....    2,572,103                                                    ------------
  1,147,319 Pool #503671 1.63% 3/25/22 .....    1,147,319       Net Assets (100.0%)                          $340,118,166
  1,074,735 Pool #503754 1.63% 5/25/22 .....    1,075,715                                                    ============
     64,368 Pool #503780 1.63% 3/25/22 .....       64,423
  1,538,018 Pool #503882 1.50% 9/25/22 .....    1,536,805       (A) Yields shown are annualized yields at time of purchase.
    250,706 Pool #503892 1.63% 7/25/22 .....      250,976       (B) Certain securities are deemed to have a maturity remaining
  1,870,244 Pool #503909 1.50% 10/25/22 ....    1,869,590           until the next adjustment of the interest rate, or the
  1,252,770 Pool #504015 1.50% 1/25/23 .....    1,252,583           longer of the demand period or time to the next readjustment.
  1,155,703 Pool #504062 1.50% 2/25/23 .....    1,155,703           The interest rates shown reflect the rate in effect on
  1,990,564 Pool #504074 1.50% 2/25/23 .....    1,990,564           August 31, 2003.
    621,820 Pool #504203 1.63% 7/25/13 .....      622,744         * Cost for federal income tax purposes is the same as for
  1,070,756 Pool #504269 1.63% 5/25/15 .....    1,072,387           financial  statement purposes.
    455,535 Pool #504345 1.63% 5/25/18 .....      455,535
 13,205,443 Pool #504366 1.38% 2/25/24 .....   13,173,246
  6,061,087 Pool #504719 1.63% 7/25/24 .....    6,061,087
  2,792,462 Pool #504727 1.63% 9/25/24 .....    2,792,462
  3,520,056 Pool #504765 1.63% 10/25/09 ....    3,513,079
                                             ------------


See Notes to Financial Statements.

6


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND
AUGUST 31, 2003

  FACE                SECURITY                                    FACE                SECURITY
 AMOUNT              DESCRIPTION                VALUE            AMOUNT              DESCRIPTION                VALUE
--------            -------------           -------------       --------            -------------           -------------

U.S. GOVERNMENT SECURITIES (15.7%)                              REPURCHASE AGREEMENTS
                                                                $ 46,950,000 Bear Stearns & Co., Inc.,
FEDERAL NATIONAL MORTGAGE ASSOCIATION -                                      1.08%, 9/2/03, to be repurchased
DISCOUNT NOTES (A) (15.7%)                                                   at $46,955,634; collateralized by
$ 50,000,000 1.06%, 10/29/03 ............... $ 49,914,611                    various U.S. Government Agency
  35,000,000 1.07%, 11/26/03 ...............   34,910,536                    Securities ....................   46,950,000
                                             ------------         40,000,000 Citigroup, 1.05%, 9/2/03, to be
                                                                             repurchased at $40,009,333;
Total U.S. Government Securities               84,825,147                    collateralized by various U.S.
                                             ------------                    Government Agency Securities ..   40,000,000
                                                                  25,000,000 Merrill Lynch, 1.03%, 9/2/03, to
COMMERCIAL PAPER (A) (38.8%)                                                 be repurchased at $25,002,861;
  25,000,000 Edison Asset Securitization                                     collateralized by various U.S.
             1.03% 10/7/03 .................   24,974,250                    Government Agency Securities ..   25,000,000
  30,000,000 General Electric Capital Corp.                                                                  ------------
             1.02% 9/10/03 .................   29,992,350
  25,000,000 Goldman Sachs Group, Inc.                          Total Repurchase Agreements                   128,750,000
             1.04% 11/26/03 ................   24,937,889                                                    ------------
  25,000,000 International Lease Finance Corp.
             1.05% 10/10/03 ................   24,971,562           SHARES
  25,000,000 Societe Generale, N.A.                             -------------
             1.02% 11/10/03 ................   24,950,416
  25,000,000 UBS Financial Delaware LLC                         SHORT-TERM INVESTMENT (0.9%)
             1.02% 9/8/03 ..................   24,995,042          4,941,000 Dreyfus Cash Management Fund ..    4,941,000
  30,000,000 Westdeutsche Landesbank                                                                         ------------
             1.20% 9/3/03 ..................   29,998,000
  25,000,000 Windmill Funding Corp.                             Total Investments at Amortized Cost* (100.0%)$540,315,740
             1.06% 10/1/03 .................   24,977,917       Other Assets & Liabilities, Net (0.0%)            (44,240)
                                             ------------                                                    ------------
                                                                Net Assets (100.0%)                          $540,271,500
Total Commercial Paper                        209,797,426                                                    ============
                                             ------------
                                                                (A) Yields shown are annualized yields at time of purchase.
CORPORATE NOTES (B) (18.0%)                                     (B) Certain securities are deemed to have a maturity remaining
  25,000,000 Bear Stearns & Co., Inc.                               until the next adjustment of the interest rate, or the
             1.11% 9/24/03 .................   25,000,000           longer of the demand period or time to the next readjustment.
  20,000,000 CIT Group, Inc.                                        The interest rates shown reflect the rate in effect on August
             2.36% 11/25/03 ................   20,002,167           31, 2003.
  22,000,000 CIT Group, Inc.                                    (C) Securities that may be resold to "qualified institutional
             2.36% 1/9/04 ..................   22,000,000           buyers" under Rule 144A or securities offered pursuant to
  30,000,000 Wells Fargo Bank, N.A.                                 Section 4 (2) of the Securities Act of 1933, as amended.
             1.04% 6/17/04 .................   30,000,000           These securities have been determined to be liquid by the
                                             ------------           adviser pursuant to procedures approved by the Board of
                                                                    Trustees.
Total Corporate Notes                          97,002,167           CDO - Collateralized Debt Obligations
                                             ------------         * Cost for federal income tax purposes is the same as for
                                                                    financial statement purposes.
ASSET-BACKED SECURITY (B, C) (2.8%)
  15,000,000 Grand Central CDO Ltd.
             1.26% 9/10/38 .................   15,000,000
                                             ------------

REPURCHASE AGREEMENTS (23.8%)
  16,800,000 Bank of America, 0.92%, 9/2/03,
             to be repurchased at $16,801,717;
             collateralized by various U.S.
             Government Agency Securities ..   16,800,000


See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2003

                                                                                DAILY ASSETS
                                                             DAILY ASSETS        GOVERNMENT        DAILY ASSETS      DAILY ASSETS
                                                               TREASURY         OBLIGATIONS         GOVERNMENT           CASH
                                                                 FUND               FUND               FUND              FUND
                                                            ----------------  -----------------  ----------------- -----------------
Assets
  Investments:
     Securities at amortized cost                             $ 204,829,236       $ 24,779,398      $ 249,425,977     $ 411,565,740
     Repurchase agreements                                       67,400,000                  -         89,950,000       128,750,000
  Cash                                                               17,949                601             43,828            27,145
  Receivables:
     Interest                                                         8,859                656            196,303           247,398
     Investment securities sold                                           -                  -            805,190                 -
     Receivable from Administrator                                        -                  -             11,762             5,773
  Prepaid expenses                                                      553                  -             13,951            39,398
                                                            ----------------  -----------------  ----------------- -----------------
Total Assets                                                    272,256,597         24,780,655        340,447,011       540,635,454
                                                            ----------------  -----------------  ----------------- -----------------

Liabilities
  Payables:
     Dividends                                                       97,461             18,295            151,457            27,550
  Accrued Expenses:
     Payables to related parties                                     72,129                308            114,213           281,018
     Other expenses                                                  48,973             10,003             63,175            55,386
                                                            ----------------  -----------------  ----------------- -----------------
Total Liabilities                                                   218,563             28,606            328,845           363,954
                                                            ----------------  -----------------  ----------------- -----------------
Net Assets                                                    $ 272,038,034       $ 24,752,049      $ 340,118,166     $ 540,271,500
                                                            ================  =================  ================= =================

Components of Net Assets
  Paid in capital                                             $ 272,028,459       $ 24,766,377      $ 340,148,260     $ 540,282,808
  Undistributed (distributions in excess of) net investment income    9,611              9,924            (31,056)                -
  Accumulated net realized gain (loss)                                  (36)           (24,252)               962           (11,308)
                                                            ----------------  -----------------  ----------------- -----------------
Net Assets                                                    $ 272,038,034       $ 24,752,049      $ 340,118,166     $ 540,271,500
                                                            ================  =================  ================= =================

Net Assets by Class of Shares
  Preferred Shares                                                      $ -                $ -       $ 11,548,978       $ 2,979,268
  Universal Shares                                              140,137,258         24,752,049        114,172,779       104,841,317
  Institutional Service Shares                                   35,073,929                  -         76,273,430        36,875,880
  Institutional Shares                                                    -                  -         90,740,227        92,186,258
  Investor Shares                                                96,826,847                  -         47,382,752       303,388,777
                                                            ----------------  -----------------  ----------------- -----------------
Net Assets                                                    $ 272,038,034       $ 24,752,049      $ 340,118,166     $ 540,271,500
                                                            ================  =================  ================= =================

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                                        -                  -         11,548,988         2,979,649
  Universal Shares                                              140,141,291         24,766,202        114,212,492       104,859,829
  Institutional Service Shares                                   35,066,468                  -         76,273,699        36,881,043
  Institutional Shares                                                    -                  -         90,735,364        92,201,625
  Investor Shares                                                96,820,711                  -         47,377,729       303,437,345

Net Asset Value Per Share (Offering and Redemption
  Price per Share) for each Class of Shares                          $ 1.00             $ 1.00             $ 1.00            $ 1.00


See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
Year Ended August 31, 2003

                                                                    DAILY ASSETS
                                                  DAILY ASSETS       GOVERNMENT       DAILY ASSETS     DAILY ASSETS
                                                    TREASURY         OBLIGATIONS      GOVERNMENT          CASH
                                                      FUND              FUND             FUND             FUND
                                                  --------------    --------------    ------------     -----------
Investment Income:
  Interest income                                     $ 636,712          $ 58,888     $ 1,500,435      $ 1,607,937
  Dividend income                                        15,554             2,114          21,441          18,478
  Interest income allocated from Portfolios           1,504,684           302,265       3,153,472       9,758,570
  Dividend income allocated from Portfolios              38,162            11,025         127,312         145,498
  Allocated Portfolio expenses                         (149,298)          (32,626)       (260,771)       (736,679)
                                                  --------------    --------------    ------------     -----------
Total Investment Income                               2,045,814           341,666       4,541,889      10,793,804
                                                  --------------    --------------    ------------     -----------

Expenses:
  Investment advisory                                    23,356             2,976          48,805          48,075
  Administration
    Preferred Shares                                          -                 -          61,889           7,195
    Universal Shares                                     34,569            14,737  (e)     83,015          64,494
    Institutional Service Shares                         23,480  (b)          666  (d)     17,377  (c)      8,378  (c)
    Institutional Shares                                      -                 -          67,234         129,713
    Investor Shares                                      79,748               151  (d)     41,944         308,532
    Service Shares (a)                                    1,170                 -           1,052           3,445
  Shareholder services
    Institutional Service Shares                         63,741  (b)        3,327  (d)     31,595  (c)     15,232  (c)
    Institutional Shares                                      -                 -         190,158         394,415
    Investor Shares                                     224,717               757  (d)    116,884         896,145
    Service Shares (a)                                    2,659                 -           2,390           7,831
  Distribution
    Investor Shares                                     280,893               454  (d)    146,103       1,120,169
    Service Shares (a)                                    7,977                 -           7,171          23,493
  Transfer agency
    Preferred Shares                                          -                 -          10,919           8,674
    Universal Shares                                     26,167            25,878  (e)     72,921          59,804
    Institutional Service Shares                         67,156  (b)       11,749  (d)     21,123  (c)     12,350  (c)
    Institutional Shares                                      -                 -         205,631         419,712
    Investor Shares                                     250,681            11,122  (d)    130,685         946,866
    Service Shares (a)                                    5,995                 -           5,680          10,777
  Custody                                                 8,097               744          16,800          16,662
  Professional Services                                  41,775             7,836          53,588          59,618
  Accounting                                             21,778            36,448          28,241          26,174
  Trustees' fees and expenses                            10,139             1,051          18,993          36,905
  Registration                                           17,942            16,699          13,047          15,953
  Miscellaneous                                          25,218             4,471          39,792          66,380
                                                  --------------    --------------    ------------     -----------
Total Expenses                                        1,217,258           139,066       1,433,037       4,706,992
  Expenses reimbursed and fees waived                  (203,008)         (110,041)       (279,133)       (252,434)
                                                  --------------    --------------    ------------     -----------
Net Expenses                                          1,014,250            29,025       1,153,904       4,454,558
                                                  --------------    --------------    ------------     -----------
Net Investment Income                                 1,031,564           312,641       3,387,985       6,339,246
                                                  --------------    --------------    ------------     -----------

Net Realized Loss on Investments                              -                 -               -          (5,268)
Net Realized Gain (Loss) on Investments
  Allocated from Portfolios                                 (40)              (10)          1,354          (5,698)
                                                  --------------    --------------    ------------     -----------
Increase in Net Assets from Operations              $ 1,031,524         $ 312,631     $ 3,389,339      $ 6,328,280
                                                  ==============    ==============    ============     ===========


(a) On February 10, 2003, Service Shares ceased operations.
(b) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c) On June 9, 2003, Institutional Service Shares commenced operations.
(d) On June 26, 2003, Institutional Service Shares and Investor Shares ceased operations.
(e) On July 22, 2003, Institutional Shares were redesignated as Universal Shares.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Years Ended August 31, 2002 and 2003

                                                                          DAILY ASSETS                      DAILY ASSETS
                                                                            TREASURY                   GOVERNMENT OBLIGATIONS
                                                                              FUND                              FUND
                                                              ---------------------------------- -----------------------------------

                                                                Year Ended        Year Ended       Year Ended         Year Ended
                                                              August 31, 2003   August 31, 2002  August 31, 2003     August 31, 2002
                                                              ---------------   ---------------- ----------------    ---------------

Operations
  Net investment income                                            1,031,564          2,936,919          312,641            568,254
  Net realized gain (loss) on investments                                  -                  -                -                  -
  Net realized gain (loss) on investments allocated from
  Portfolios                                                             (40)                54              (10)                 1
                                                              ---------------   ---------------- ----------------    ---------------
Increase in Net Assets from Operations                             1,031,524          2,936,973          312,631            568,255
                                                              ---------------   ---------------- ----------------    ---------------

Distributions to Shareholders from
  Net investment income--Preferred Shares                                  -                  -                -                  -
  Net investment income--Universal Shares                           (256,355)            (1,830)        (308,095) (d)      (519,130)
  Net investment income--Institutional Service Shares               (272,364) (b)      (679,973)         (13,659) (c)       (32,621)
  Net investment income--Institutional Shares                              -                  -                -                  -
  Net investment income--Investor Shares                            (511,818)        (2,143,681)          (2,232) (c)        (7,273)
  Net investment income--Service Shares (a)                           (6,421)           (32,467)               -                  -
  Net realized gain--Preferred Shares                                      -                  -                -                  -
  Net realized gain--Universal Shares                                      -                 (8)               -                  -
  Net realized gain--Institutional Service Shares                          -             (1,552)               -                  -
  Net realized gain--Institutional Shares                                  -                  -                -                  -
  Net realized gain--Investor Shares                                       -            (10,344)               -                  -
  Net realized gain--Service Shares (a)                                    -               (194)               -                  -
                                                              ---------------   ---------------- ----------------    ---------------
Total Distributions to Shareholders                               (1,046,958)        (2,870,049)        (323,986)          (559,024)
                                                              ---------------   ---------------- ----------------    ---------------

Capital Share Transactions
  Sale of shares--Preferred Shares                                         -                  -                -                  -
  Sale of shares--Universal Shares                                63,758,141                  -       23,392,457  (d)    21,608,881
  Sale of shares--Institutional Service Shares                   788,768,505  (b)   247,836,193          960,790  (c)     5,764,181
  Sale of shares--Institutional Shares                                     -                  -                -                  -
  Sale of shares--Investor Shares                              2,221,411,726      2,499,197,025          517,114  (c)       846,644
  Sale of shares--Service Shares (a)                              29,717,963         79,307,974                -                  -
  Reinvestment of distributions--Preferred Shares                          -                  -                -                  -
  Reinvestment of distributions--Universal Shares                      4,620              1,867            3,444  (d)         5,951
  Reinvestment of distributions--Institutional Service Shares        106,985  (b)       363,863           13,655  (c)        27,199
  Reinvestment of distributions--Institutional Shares                      -                  -                -                  -
  Reinvestment of distributions--Investor Shares                     511,763          2,207,085            2,225  (c)         7,380
  Reinvestment of distributions--Service Shares (a)                    6,421             33,528                -                  -
  Redemption of shares--Preferred Shares                                   -                  -                -                  -
  Redemption of shares--Universal Shares                         (60,521,256)                 -      (24,392,971) (d)   (24,962,901)
  Redemption of shares--Institutional Service Shares            (781,026,237) (b)  (278,699,511)      (2,726,685) (c)    (6,697,090)
  Redemption of shares--Institutional Shares                               -                  -                -                  -
  Redemption of shares--Investor Shares                       (2,258,845,469)    (2,600,836,834)        (910,051) (c)      (891,499)
  Redemption of shares--Service Shares (a)                       (32,233,218)       (85,980,481)               -                  -
  Transactions due to reorganization--Universal Shares
  (Notes 1 and 5)                                                136,794,829                  -                -                  -
  Transactions due to reorganization--Institutional Service
  Shares (Notes 1 and 5)                                           7,158,960                  -                -                  -
  Transactions due to reorganization--Investor Shares
  (Notes 1 and 5)                                                          -                  -                -                  -
                                                              ---------------   ---------------- ----------------    ---------------
Increase (Decrease) from Capital Transactions                    115,613,733       (136,569,291)      (3,140,022)        (4,291,254)
                                                              ---------------   ---------------- ----------------    ---------------
Increase (Decrease) in Net Assets                                115,598,299       (136,502,367)      (3,151,377)        (4,282,023)
                                                              ---------------   ---------------- ----------------    ---------------

Net Assets
 Beginning of Period                                             156,439,735        292,942,102       27,903,426         32,185,449
                                                              ---------------   ---------------- ----------------    ---------------
 End of Period                                                $  272,038,034    $   156,439,735  $    24,752,049     $   27,903,426
                                                              ===============   ================ ================    ===============

Undistributed (distributions in excess of)
Net Investment Income                                         $        9,611    $        24,951  $         9,924     $       21,269
                                                              ---------------   ---------------- ----------------    ---------------

(a) On February 10, 2003, Service Shares ceased operations.
(b) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c) On June 26, 2003, Institutional Service Shares and Investor Shares ceased operations.
(d) On July 22, 2003, Institutional Shares were redesignated as Universal Shares.


See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Years Ended August 31, 2002 and 2003

                                                                         DAILY ASSETS                       DAILY ASSETS
                                                                          GOVERNMENT                            CASH
                                                                             FUND                               FUND
                                                              ---------------------------------- ----------------------------------

                                                                Year Ended        Year Ended       Year Ended        Year Ended
                                                              August 31, 2003   August 31, 2002  August 31, 2003   August 31, 2002
                                                              ---------------   ---------------- ---------------   ----------------

Operations
  Net investment income                                            3,387,985         10,292,103       6,339,246         22,705,475
  Net realized gain (loss) on investments                                                                (5,268)                 -
  Net realized gain (loss) on investments allocated
  from Portfolios                                                      1,354             16,108          (5,698)            54,031
                                                              ---------------   ---------------- ---------------   ----------------
Increase in Net Assets from Operations                             3,389,339         10,308,211       6,328,280         22,759,506
                                                              ---------------   ---------------- ---------------   ----------------

Distributions to Shareholders from
  Net investment income--Preferred Shares                           (621,089)          (648,015)       (151,590)        (1,251,211)
  Net investment income--Universal Shares                         (1,413,090)        (3,085,902)     (1,103,415)          (936,651)
  Net investment income--Institutional Service Shares               (110,393) (b)             -         (57,923) (b)             -
  Net investment income--Institutional Shares                       (880,906)        (5,332,274)     (1,997,736)        (9,675,064)
  Net investment income--Investor Shares                            (370,340)        (1,017,308)     (3,058,136)       (10,255,316)
  Net investment income--Service Shares (a)                           (3,730)           (83,081)         (8,311)          (186,947)
  Net realized gain--Preferred Shares                                      -               (168)              -                  -
  Net realized gain--Universal Shares                                      -             (1,140)              -                  -
  Net realized gain--Institutional Service Shares                          -                  -               -                  -
  Net realized gain--Institutional Shares                                  -             (1,645)              -                  -
  Net realized gain--Investor Shares                                       -               (818)              -                  -
  Net realized gain--Service Shares (a)                                    -                (19)              -                  -
                                                              ---------------   ---------------- ---------------   ----------------
Total Distributions to Shareholders                               (3,399,548)       (10,170,370)     (6,377,111)       (22,305,189)
                                                              ---------------   ---------------- ---------------   ----------------

Capital Share Transactions
  Sale of shares--Preferred Shares                               774,265,384         81,195,742     134,949,972        254,441,042
  Sale of shares--Universal Shares                               618,388,835      1,512,833,007     545,045,220        190,623,922
  Sale of shares--Institutional Service Shares                    97,674,061  (b)             -      79,389,684  (b)             -
  Sale of shares--Institutional Shares                           634,925,725      3,131,770,836     934,006,867      1,418,938,982
  Sale of shares--Investor Shares                                860,191,768        694,457,809   5,847,733,697      7,051,630,371
  Sale of shares--Service Shares (a)                              32,275,958        105,103,222      35,906,214        242,162,740
  Reinvestment of distributions--Preferred Shares                    598,859            647,749          90,085            419,759
  Reinvestment of distributions--Universal Shares                  1,221,360          2,021,112         904,881            846,923
  Reinvestment of distributions--Institutional Service Shares         46,875  (b)             -          54,087  (b)             -
  Reinvestment of distributions--Institutional Shares                584,103          4,650,922       1,578,425          8,693,836
  Reinvestment of distributions--Investor Shares                     370,394          1,036,664       2,870,274         10,443,280
  Reinvestment of distributions--Service Shares (a)                    3,730             84,252           8,312            190,897
  Redemption of shares--Preferred Shares                        (775,355,933)       (69,810,329)   (145,153,730)      (241,775,419)
  Redemption of shares--Universal Shares                        (652,099,960)    (1,597,982,455)   (530,370,168)      (181,885,661)
  Redemption of shares--Institutional Service Shares             (84,691,606) (b)             -     (72,324,735) (b)             -
  Redemption of shares--Institutional Shares                    (662,241,985)    (3,217,334,657) (1,190,855,020)    (1,816,935,824)
  Redemption of shares--Investor Shares                         (872,270,125)      (698,660,396) (6,194,764,416)    (7,207,142,271)
  Redemption of shares--Service Shares (a)                       (33,658,096)      (109,714,030)    (43,608,634)      (255,124,020)
  Transactions due to reorganization--Universal Shares
  (Notes 1 and 5)                                                 65,240,533                  -      42,432,455                  -
  Transactions due to reorganization--Institutional Service
  Shares (Notes 1 and 5)                                          63,244,162                  -      29,757,106                  -
  Transactions due to reorganization--Investor Shares
  (Notes 1 and 5)                                                    695,432                  -       1,292,555                  -
                                                              ---------------   ---------------- ---------------   ----------------
Increase (Decrease) from Capital Transactions                     69,409,474       (159,700,552)   (521,056,869)      (524,471,443)
                                                              ---------------   ---------------- ---------------   ----------------
Increase (Decrease) in Net Assets                                 69,399,265       (159,562,711)   (521,105,700)      (524,017,126)
                                                              ---------------   ---------------- ---------------   ----------------

Net Assets
 Beginning of Period                                             270,218,901        430,281,612   1,061,377,200      1,585,394,326
                                                              ---------------   ---------------- ---------------   ----------------
 End of Period                                                $  339,618,166    $   270,718,901  $  540,271,500    $ 1,061,377,200
                                                              ===============   ================ ===============   ================

Undistributed (distributions in excess of) Net
 Investment Income                                            $      (31,056)   $       (31,162) $            -    $             -
                                                              ---------------   ---------------- ---------------   ----------------

(a) On February 10, 2003, Service Shares ceased operations.
(b) On June 9, 2003, Institutional Service Shares commenced operations.


See Notes to Financial Statements.

MONARCH FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              DAILY ASSETS                    DAILY ASSETS
                                                                                TREASURY                 GOVERNMENT OBLIGATIONS
                                                                                  FUND                            FUND
                                                                   -------------------------------- --------------------------------
                                                                    Year Ended       Year Ended      Year Ended        Year Ended
                                                                   August 31, 2003  August 31, 2002 August 31, 2003  August 31, 2002
                                                                   ---------------  --------------- ---------------  ---------------

Share Transactions
  Sale of shares--Preferred Shares                                              -                -               -                -
  Sale of shares--Universal Shares                                     63,758,144                -      23,392,207  (d)  21,608,881
  Sale of shares--Institutional Service Shares                        788,768,505 (b)  247,836,193         960,024  (c)   5,764,181
  Sale of shares--Institutional Shares                                          -                -               -                -
  Sale of shares--Investor Shares                                   2,221,411,726    2,499,197,025         516,995  (c)     846,644
  Sale of shares--Service Shares (a)                                   29,717,963       79,307,974               -                -
  Reinvestment of distributions--Preferred Shares                               -                -               -                -
  Reinvestment of distributions--Universal Shares                           4,621            1,867           3,444  (d)       5,951
  Reinvestment of distributions--Institutional Service Shares             106,985 (b)      363,863          13,655  (c)      27,199
  Reinvestment of distributions--Institutional Shares                           -                -               -                -
  Reinvestment of distributions--Investor Shares                          511,763        2,207,085           2,225  (c)       7,380
  Reinvestment of distributions--Service Shares (a)                         6,421           33,528               -                -
  Redemption of shares--Preferred Shares                                        -                -     (24,392,203) (d)           -
  Redemption of shares--Universal Shares                              (60,521,256)               -      (2,726,685) (c) (24,962,901)
  Redemption of shares--Institutional Service Shares                 (781,026,237)(b) (278,699,511)              -       (6,697,090)
  Redemption of shares--Institutional Shares                                    -                -        (910,046) (c)           -
  Redemption of shares--Investor Shares                            (2,258,845,469)  (2,600,836,834)              -         (891,499)
  Redemption of shares--Service Shares (a)                            (32,233,218)     (85,980,481)              -                -
  Transactions due to reorganization--Universal Shares
  (Notes 1 and 5)                                                     136,795,448                -               -                -
  Transactions due to reorganization--Institutional Service Shares
  (Notes 1 and 5)                                                       7,158,341                -               -                -
  Transactions due to reorganization--Investor Shares
  (Notes 1 and 5)                                                               -                -               -                -
                                                                   ---------------   -------------- ---------------    ------------
Increase (Decrease) in Shares                                         115,613,737     (136,569,291)     (3,140,384)     (4,291,254)
                                                                   ===============   ============== ===============    ============

(a) On February 10, 2003, Service Shares ceased operations.
(b) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c) On June 26, 2003, Institutional Service Shares and Investor Shares ceased operations.
(d) On July 22, 2003, Institutional Shares were redesignated as Universal Shares.


See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Years Ended August 31, 2002 and 2003

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   GOVERNMENT                           CASH
                                                                      FUND                              FUND
                                                                 --------------------------------- ---------------------------------

                                                                   Year Ended        Year Ended      Year Ended        Year Ended
                                                                 August 31, 2003   August 31, 2002 August 31, 2003   August 31, 2002
                                                                 ---------------   --------------- ---------------   ---------------

Share Transactions
  Sale of shares--Preferred Shares                                  774,265,384        81,195,742     134,949,972       254,441,042
  Sale of shares--Universal Shares                                  618,388,835     1,512,833,007     545,045,222       190,623,922
  Sale of shares--Institutional Service Shares                       97,674,061(b)              -      79,389,684(b)              -
  Sale of shares--Institutional Shares                              634,925,725     3,131,770,836     934,006,868     1,418,938,982
  Sale of shares--Investor Shares                                   860,191,768       694,457,809   5,847,733,697     7,051,630,371
  Sale of shares--Service Shares (a)                                 32,275,958       105,103,222      35,906,215       242,162,740
  Reinvestment of distributions--Preferred Shares                       598,859           647,749          90,085           419,759
  Reinvestment of distributions--Universal Shares                     1,221,360         2,021,112         904,881           846,923
  Reinvestment of distributions--Institutional Service Shares            46,875(b)              -          54,087(b)              -
  Reinvestment of distributions--Institutional Shares                   584,103         4,650,922       1,578,426         8,693,836
  Reinvestment of distributions--Investor Shares                        370,394         1,036,664       2,870,274        10,443,280
  Reinvestment of distributions--Service Shares (a)                       3,730            84,252           8,311           190,897
  Redemption of shares--Preferred Shares                           (775,355,933)      (69,810,329)   (145,153,307)     (241,775,419)
  Redemption of shares--Universal Shares                           (652,099,960)   (1,597,982,455)   (530,355,298)     (181,885,661)
  Redemption of shares--Institutional Service Shares                (84,691,606)(b)             -     (72,319,505)(b)             -
  Redemption of shares--Institutional Shares                       (662,241,985)   (3,217,334,657) (1,190,841,943)   (1,816,935,824)
  Redemption of shares--Investor Shares                            (872,270,125)     (698,660,396) (6,194,721,376)   (7,207,142,271)
  Redemption of shares--Service Shares (a)                          (33,658,096)     (109,714,030)    (43,608,634)     (255,124,020)
  Transactions due to reorganization--Universal Shares
  (Notes 1 and 5)                                                    65,240,211                 -      42,433,148                 -
  Transactions due to reorganization--Institutional Service Shares
  (Notes 1 and 5)                                                    63,244,369                 -      29,756,777                 -
  Transactions due to reorganization--Investor Shares
  (Notes 1 and 5)                                                       695,485                 -       1,292,578                 -
                                                                 ---------------   --------------- ---------------   ---------------
Increase (Decrease) in Shares                                        69,409,412      (159,700,552)   (520,979,838)     (524,471,443)
                                                                 ===============   =============== ===============   ===============

(a) On February 10, 2003, Service Shares ceased operations.
(b) On June 9, 2003, Institutional Service Shares commenced operations.


See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                 SELECTED DATA FOR A SINGLE SHARE
                             --------------------------------------------------------------------------
                              Beginning                 Net     Distributions Distributions  Ending
                              Net Asset     Net      Realized     from Net      from Net    Net Asset
                              Value Per  Investment   Gain on    Investment     Realized    Value Per    Total
Year Ended August 31,           Share      Income   Investments    Income        Gains        Share     Return (g)
------------------------------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY FUND

Universal Shares
------------------------------------------------------------------------------------------------------------------
   2003                        $1.00       $0.01          -       $(0.01)           -        $1.00       1.10%
   2002                         1.00        0.02          - (d)    (0.02)           - (d)     1.00       1.82%
   2001                         1.00        0.05          -        (0.05)           -         1.00       5.24%
   2000 (c)                     1.00        0.04          -        (0.04)           -         1.00       4.02%

Institutional Service Shares (e)
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01          -        (0.01)           -         1.00       0.84%
   2002                         1.00        0.02          - (d)    (0.02)           - (d)     1.00       1.57%
   2001                         1.00        0.05          -        (0.05)           -         1.00       4.92%
   2000                         1.00        0.05          -        (0.05)           -         1.00       5.47%
   1999                         1.00        0.04          - (d)    (0.04)           - (d)     1.00       4.50%

Investor Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00           - (d)      -            - (d)        -         1.00       0.45%
   2002                         1.00        0.01          - (d)    (0.01)           - (d)     1.00       1.17%
   2001                         1.00        0.04          -        (0.04)           -         1.00       4.52%
   2000                         1.00        0.05          -        (0.05)           -         1.00       5.06%
   1999                         1.00        0.04          - (d)    (0.04)           - (d)     1.00       4.10%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Universal Shares (f)
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01         -         (0.01)          -          1.00       1.18%
   2002                         1.00        0.02         -         (0.02)          -          1.00       1.97%
   2001                         1.00        0.05         -         (0.05)          -          1.00       5.26%
   2000                         1.00        0.06         -         (0.06)          -          1.00       5.93%
   1999                         1.00        0.05         -         (0.05)          -          1.00       4.92%


                                                    RATIOS/SUPPLEMENTAL DATA
                                                --------------------------------
                                                       Ratios to Average
                                                          Net Assets (a)
                                                --------------------------------
                                Net Assets at                Net
                                End of Period     Net     Investment  Gross
Year Ended August 31,          (000's Omitted)  Expenses    Income   Expenses(b)
--------------------------------------------------------------------------------
DAILY ASSETS TREASURY FUND

Universal Shares
--------------------------------------------------------------------------------
   2003                          $140,137        0.21%        0.80%     0.37%
   2002                               105        0.20%        1.81%     8.77%
   2001                               102        0.20%        6.22%     0.92%
   2000 (c)                         5,976        0.20%        5.86%     0.38%

Institutional Service Shares (e)
--------------------------------------------------------------------------------
   2003                            35,074        0.45%        0.84%     0.67%
   2002                            20,068        0.45%        1.68%     0.62%
   2001                            50,554        0.45%        4.57%     0.61%
   2000                            30,480        0.45%        5.30%     0.62%
   1999                            55,134        0.45%        4.43%     0.62%

Investor Shares
--------------------------------------------------------------------------------
   2003                            96,827        0.84%        0.45%     0.90%
   2002                            133,758       0.85%        1.22%     0.87%
   2001                            233,138       0.84%        4.52%     0.84%
   2000                            314,305       0.84%        5.01%     0.85%
   1999                            232,624       0.83%        4.02%     0.89%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Universal Shares (f)
--------------------------------------------------------------------------------
   2003                             24,752       0.20%        1.14%     0.48%
   2002                             25,760       0.20%        1.97%     0.71%
   2001                             29,100       0.20%        5.24%     0.57%
   2000                             39,777       0.20%        5.78%     0.65%
   1999                             28,709       0.20%        4.81%     0.61%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.
(e) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(f) On  July 22,  2003,  Institutional  Shares  were  redesignated  as Universal
    Shares.
(g) Not annualized.


See Notes To Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                      SELECTED DATA FOR A SINGLE SHARE
                             --------------------------------------------------------------------------
                              Beginning                 Net     Distributions Distributions  Ending
                              Net Asset     Net      Realized     from Net      from Net    Net Asset
                              Value Per  Investment   Gain on    Investment     Realized    Value Per    Total
Year Ended August 31,           Share      Income   Investments    Income        Gains        Share      Return
------------------------------------------------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT FUND

Preferred Shares
------------------------------------------------------------------------------------------------------------------
   2003                        $1.00       $0.01          -       $(0.01)           -        $1.00       1.40%
   2002                         1.00        0.02          - (d)    (0.02)           - (d)     1.00       2.25%
   2001 (c)                     1.00        - (d)         -         - (d)           -         1.00       0.22%

Universal Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01          -        (0.01)           -         1.00       1.29%
   2002                         1.00        0.02          - (d)    (0.02)           - (d)     1.00       2.17%
   2001                         1.00        0.05          -        (0.05)           -         1.00       5.34%
   2000                         1.00        0.06          -        (0.06)           -         1.00       5.94%
   1999                         1.00        0.05          -        (0.05)           -         1.00       5.00%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------
   2000 (c)                     1.00           - (d)      -            - (d)        -         1.00       0.16%

Institutional Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01          -        (0.01)           -         1.00       0.91%
   2002                         1.00        0.02          - (d)    (0.02)           - (d)     1.00       1.80%
   2001                         1.00        0.05          -        (0.05)           -         1.00       4.95%
   2000                         1.00        0.05          -        (0.05)           -         1.00       5.54%
   1999                         1.00        0.05          -        (0.05)           -         1.00       4.59%

Investor Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01          -        (0.01)           -         1.00       0.64%
   2002                         1.00        0.02          - (d)    (0.02)           - (d)     1.00       1.52%
   2001                         1.00        0.05          -        (0.05)           -         1.00       4.68%
   2000 (c)                     1.00        0.04          -        (0.04)           -         1.00       3.68%

DAILY ASSETS CASH FUND

Preferred Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01         -         (0.01)          -          1.00       1.37%
   2002                         1.00        0.02         -         (0.02)          -          1.00       2.21%
   2001 (c)                     1.00           - (d)     -             - (d)       -          1.00       0.22%

Universal Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01         -         (0.01)          -          1.00       1.29%
   2002                         1.00        0.02         -         (0.02)          -          1.00       2.12%
   2001                         1.00        0.05         -         (0.05)          -          1.00       5.49%
   2000                         1.00        0.06         -         (0.06)          -          1.00       6.04%
   1999                         1.00        0.05         -         (0.05)          -          1.00       5.09%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------
   2003 (c)                     1.00           - (d)     -             - (d)       -          1.00       0.18%

Institutional Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01         -         (0.01)          -          1.00       0.92%
   2002                         1.00        0.02         -         (0.02)          -          1.00       1.75%
   2001                         1.00        0.05         -         (0.05)          -          1.00       5.11%
   2000                         1.00        0.06         -         (0.06)          -          1.00       5.65%
   1999                         1.00        0.05         -         (0.05)          -          1.00       4.68%

Investor Shares
------------------------------------------------------------------------------------------------------------------
   2003                         1.00        0.01         -         (0.01)          -          1.00       0.64%
   2002                         1.00        0.01         -         (0.01)          -          1.00       1.48%
   2001                         1.00        0.05         -         (0.05)          -          1.00       4.85%
   2000                         1.00        0.05         -         (0.05)          -          1.00       5.38%
   1999                         1.00        0.04         -         (0.04)          -          1.00       4.41%


                                                   RATIOS/SUPPLEMENTAL DATA
                                               --------------------------------
                                                       Ratios to Average
                                                          Net Assets (a)
                                               --------------------------------
                               Net Assets at                Net
                               End of Period     Net     Investment  Gross
Year Ended August 31,         (000's Omitted)  Expenses    Income   Expenses(b)
--------------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT FUND

Preferred Shares
--------------------------------------------------------------------------------
   2003                           $11,549         0.11%      1.05%     0.25%
   2002                            12,041         0.12%      2.19%     0.22%
   2001 (c)                             8         0.12%      3.64%    97.77%

Universal Shares
--------------------------------------------------------------------------------
   2003                           114,173         0.20%      1.26%     0.28%
   2002                            81,426         0.21%      2.17%     0.25%
   2001                           164,500         0.20%      5.29%     0.23%
   2000                           225,697         0.20%      5.73%     0.24%
   1999                           277,549         0.18%      4.88%     0.25%

Institutional Service Shares
--------------------------------------------------------------------------------
   2000 (c)                        76,273         0.45%      0.70%     0.58%

Institutional Shares
--------------------------------------------------------------------------------
   2003                            90,740         0.57%      0.92%     0.63%
   2002                           117,476         0.57%      2.05%     0.59%
   2001                           198,324         0.57%      4.80%     0.58%
   2000                           400,418         0.57%      5.41%     0.58%
   1999                           455,239         0.57%      4.50%     0.59%

Investor Shares
--------------------------------------------------------------------------------
   2003                            47,383         0.84%      0.63%     0.89%
   2002                            58,397         0.85%      1.43%     0.85%
   2001                            61,546         0.84%      4.51%     0.84%
   2000 (c)                        36,091         0.85%      5.70%     0.97%

DAILY ASSETS CASH FUND

Preferred Shares
--------------------------------------------------------------------------------
   2003                             2,979         0.12%      1.39%     0.30%
   2002                            13,095         0.12%      1.88%     0.20%
   2001 (c)                             8         0.12%      3.76%    91.14%

Universal Shares
--------------------------------------------------------------------------------
   2003                           104,842         0.20%      1.24%     0.28%
   2002                            46,833         0.21%      2.03%     0.25%
   2001                            37,236         0.20%      5.68%     0.24%
   2000                            70,451         0.20%      5.84%     0.23%
   1999                            98,705         0.18%      4.99%     0.25%

Institutional Service Shares
--------------------------------------------------------------------------------
   2003 (c)                        36,876         0.45%      0.76%     0.58%

Institutional Shares
--------------------------------------------------------------------------------
   2003                            92,186         0.57%      1.01%     0.61%
   2002                           347,469         0.57%      1.84%     0.58%
   2001                           736,555         0.57%      5.07%     0.57%
   2000                           863,603         0.58%      5.55%     0.58%
   1999                           569,409         0.57%      4.56%     0.60%

Investor Shares
--------------------------------------------------------------------------------
   2003                           303,389         0.84%      0.68%     0.86%
   2002                           646,285         0.83%      1.51%     0.83%
   2001                           791,138         0.82%      4.78%     0.82%
   2000                           994,191         0.83%      5.40%     0.85%
   1999                           269,421         0.83%      4.30%     0.85%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.
(e) Not annualized.


See Notes To Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
August 31, 2003

NOTE 1.  SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust merged with Monarch Funds, a Delaware statutory trust on April 23, 2003 and assumed that trust's registration statement under the Act. As a result, on April 23, 2003, three separate series of the Trust were renamed and the Trust reorganized as a Massachusetts business trust. The series were renamed as follows: Treasury Cash Fund became Daily Assets Treasury Fund; Government Cash Fund became Daily Assets Government Fund and Cash Fund became Daily Assets Cash Fund.

The Trust currently consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of August 31, 2003, and the dates on which they commenced operations were as follows:

Daily Assets Treasury Fund (Universal Shares)                 December 30, 1999
Daily Assets Treasury Fund (Institutional Service Shares)         July 12, 1993
Daily Assets Treasury Fund (Investor Shares)                   October 25, 1995
Daily Assets Government Obligations (Universal Shares, Note 5)   March 13, 1998
Daily Assets Government Fund (Preferred Shares)                 August 10, 2001
Daily Assets Government Fund (Universal Shares)                October 29, 1992
Daily Assets Government Fund (Institutional Service Shares)        June 9, 2003
Daily Assets Government Fund (Institutional Shares)               July 15, 1993
Daily Assets Government Fund (Investor Shares)                December 30, 1999
Daily Assets Cash Fund (Preferred Shares)                       August 10, 2001
Daily Assets Cash Fund (Universal Shares)                      December 1, 1992
Daily Assets Cash Fund (Institutional Service Shares)              June 9, 2003
Daily Assets Cash Fund (Institutional Shares)                     July 15, 1993
Daily Assets Cash Fund (Investor Shares)                          June 16, 1995

Prior to June 9, 2003, the Funds operated under a master-feeder fund structure whereby they sought to achieve their respective investment objectives by investing all of their investable assets in separate portfolios (each a "Portfolio") of another registered open-end management investment company whose series had the same investment objective and policies as the Funds. Each Fund now invests directly in portfolio securities.

On July 22, 2003, Daily Assets Government Obligations Fund, a newly created series of the Trust, merged with Daily Assets Government Fund (the "Forum Fund"), a series of Forum Funds, another registered investment company. Daily Assets Government Obligations Fund was the accounting successor of that merger and, thus, the financial information reported in the financial statements prior to July 23, 2003, reflects the history of the Forum Fund.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
August 31, 2003

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Fund's class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares and Service Shares incur shareholder servicing fees and Investor Shares and Service Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

The capital loss carryovers available to offset future capital gains, as of August 31, 2003, were as follows:

Daily Assets Treasury Fund                 Expiring August 2011    $       34
Daily Assets Government Obligations Fund   Expiring August 2006        19,022
                                           Expiring August 2007           986
                                           Expiring August 2008         3,602
                                           Expiring August 2009           632
                                           Expiring August 2011             2
Daily Assets Cash Fund                     Expiring August 2010           232
                                           Expiring August 2011         9,421

For tax purposes, the following Funds have current year deferred post-October losses. These losses will be recognized for tax purposes on the first day of the following tax year. The losses were as follows:

Daily Assets Government Obligations Fund         $    9
Daily Assets Government Fund                      1,101
Daily Assets Cash Fund                            1,655

RECLASSIFICATIONS   OF  CAPITAL   ACCOUNTS  On  the   Statement  of  Assets  and
Liabilities, as a result of permanent book-to-tax differences, reclassifications adjustments were made as follows:

                               ACCUMULATED NET  ACCUMULATED NET
                              INVESTMENT INCOME  REALIZED LOSS  PAID-IN-CAPITAL
                              ----------------- --------------- ---------------
Daily Assets Treasury Fund         $    54         $    (48)     $    (6)
Daily Assets Government Fund        11,669          (11,595)         (74)
Daily Assets Cash Fund              37,865          (38,210)         345

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
August 31, 2003

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States of Amercia. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Forum Investment Advisors, LLC ("Forum Advisors") serves as the investment adviser of each Fund. Forum Advisors receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of those Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. Forum Advisors receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund. Prior to June 9, 2003, the Funds operated under a master-feeder fund structure through which the Funds sought to achieve their respective investment objectives by investing all of their investable assets in a corresponding series of another investment company. Forum Advisors served as the investment adviser of each Portfolio. Forum Advisors received an advisory fee from the Portfolios (except for Government Portfolio) based on the total average daily net assets of the Portfolios ("Total Portfolio Assets") that was calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors received an advisory fee from Government Portfolio at an annual rate of 0.05% of the average daily net assets of the Portfolio.

ADMINISTRATOR Forum Administrative Services, LLC ("FAdS") is the administrator of each Fund. For its services, FAdS receives from each Fund a fee at an annual rate of 0.11% of the average daily net assets of each share class. Prior to June 9, 2003, FAdS received from each Fund a fee at the annual rate of 0.06% (0.11% for Service Shares) of the average daily net assets of each share class.

TRANSFER AGENT Forum Shareholder Services, LLC ("FSS") is the transfer agent and dividend disbursing agent for the Funds. FSS is paid a fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares, Investor Shares and Service Shares of each Fund, 0.10% of the average daily net assets of Institutional Service Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund. All share classes, including Preferred Shares, also pay certain account fees and out-of-pocket expenses. In addition, FSS is paid an annual fee of $12,000 per Fund plus $6,000 per class of shares for each class above one.

SHAREHOLDER SERVICE AGENT The Trust has adopted a shareholder servicing plan with respect to each of Institutional Service Shares, Institutional Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at the annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares, Institutional Shares or Investor Shares. Prior to June 9, 2003, FAdS received shareholder servicing fees at the annual rates of 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets attributable to Institutional Shares, Investor Shares and Service Shares of each Fund.

DISTRIBUTOR Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act under which the Trust pays FFS a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds
AUGUST 31, 2003

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

to pay FFS as compensation for FFS's services. Prior to June 9, 2003, FFS received distribution fees at an annual rate of 0.25% and 0.75%, respectively, of the average daily net assets attributable to Investor Shares and Service Shares of each Fund.

OTHER SERVICES Forum Accounting Services, LLC ("FAcS") provides accounting services to the Funds. For its accounting services, FAcS receives a monthly base fee per Fund of $3,000, plus $1,000 per month for each additional share class. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ sub-custodians. For its services, the Custodian receives a fee at an annual rate of 0.0125% of the average daily net assets of each Fund.

NOTE 4.  WAIVER OF FEES / REIMBURSEMENT OF EXPENSES

Forum Advisors, FAdS, FSS, FFS and FAcS voluntarily waived a portion of their fees and FAdS also assumed certain expenses of the Funds. For the period ended August 31, 2003, fees waived and expenses reimbursed for each of the Funds were as follows:

                                            DAILY ASSETS
                        DAILY ASSETS          GOVERNMENT          DAILY ASSETS         DAILY ASSETS
                        TREASURY FUND    OBLIGATIONS FUND       GOVERNMENT FUND          CASH FUND
                        -------------    ----------------       ---------------        -------------
Forum Advisors           $       -           $  2,976              $       -             $       -
FAdS                       168,623             18,936                197,276               194,643
FSS                         23,536             48,093                 64,634                46,893
FFS                          8,871                454                  3,827                 4,131
FAcS                             -             32,912                      -                     -
Reimbursed Expenses          1,978              6,670                 13,396                 6,767
                         ---------           --------              ---------             ---------
Total                    $ 203,008           $ 110,041             $ 279,133             $ 252,434
                         =========           =========             =========             =========

NOTE 5.  REORGANIZATIONS

On June 9, 2003, Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (the "Monarch Funds") acquired all the net assets of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (the "Forum Funds"), respectively. Under the reorganization plan, shareholders of the Forum Funds received shares of corresponding series of Monarch Funds with a value equal to their holdings in the Forum Funds. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. After the reorganization plan was consummated, each Fund redeemed its investment in its respective Portfolio and began investing directly in investment securities. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                                           BEFORE REORGANIZATION                AFTER REORGANIZATION
                                   ---------------------------------------    -------------------------
                                                          DAILY ASSETS
                                         TREASURY           TREASURY            DAILY ASSETS TREASURY
                                         CASH FUND      OBLIGATIONS FUND                FUND
                                   ------------------ --------------------    -------------------------
Universal Shares
         Shares Outstanding                  105,259                    -              136,900,707
         Net Assets                     $    105,259                    -           $  136,900,088
Institutional Service Shares
         Shares Outstanding               23,982,275            7,158,341               31,140,616
         Net Assets                    $  23,990,029       $    7,158,960           $   31,148,989
Institutional Shares
         Shares Outstanding                        -          136,795,448                        -
         Net Assets                                -       $  136,794,829                        -
Investor Shares
         Shares Outstanding              125,118,384                    -              125,118,384
         Net Assets                   $  125,127,133                    -           $  125,127,133

Shareholders of Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund received Universal Shares and Institutional Service Shares, respectively, of Daily Assets Treasury Fund.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
August 31, 2003

                                           BEFORE REORGANIZATION                AFTER REORGANIZATION
                                   ---------------------------------------    -------------------------
                                                         DAILY ASSETS                DAILY ASSET
                                       GOVERNMENT         GOVERNMENT                 GOVERNMENT
                                       CASH FUND       OBLIGATIONS FUND                 FUND
                                   ------------------ --------------------    -------------------------
Preferred Shares
         Shares Outstanding                    1,001                    -                        1,001
         Net Assets                     $      1,001                    -              $         1,001
Universal Shares
         Shares Outstanding               70,662,649                    -                  135,902,860
         Net Assets                     $ 70,622,707                    -              $   135,863,240
Institutional Service Shares
         Shares Outstanding               63,244,369           63,244,369                            -
         Net Assets                     $ 63,244,162       $   63,244,162                            -
Institutional Shares
         Shares Outstanding               93,296,961           65,240,211                   93,296,961
         Net Assets                     $ 93,301,899       $   65,240,533              $    93,301,899
Investor Shares
         Shares Outstanding               63,310,358              695,485                   64,005,843
         Net Assets                     $ 63,315,472       $      695,432              $    64,010,904

Shareholders  of  Institutional  Shares  and  Investor  Shares  of Daily  Assets
Government Obligations Fund received Universal Shares and Investor Shares, respectively, of Daily Assets Government Fund.

                                                         DAILY ASSETS               DAILY ASSETS
                                        CASH FUND         CASH FUND                   CASH FUND
                                   ------------------ --------------------    -------------------------
Preferred Shares
         Shares Outstanding                3,938,289                    -                    3,938,289
         Net Assets                     $  3,938,387                    -               $    3,938,387
Universal Shares
         Shares Outstanding               94,445,145                    -                  136,878,293
         Net Assets                     $ 94,442,900                    -               $  136,875,355
Institutional Service Shares
         Shares Outstanding                        -           29,756,777                   29,756,777
         Net Assets                                -       $   29,757,106               $   29,757,106
Institutional Shares
         Shares Outstanding              106,837,539           42,433,148                  106,837,539
         Net Assets                     $106,836,012       $   42,432,455               $  106,836,012
Investor Shares
         Shares Outstanding              358,133,508            1,292,578                  359,426,086
         Net Assets                     $358,131,496       $    1,292,555               $  359,424,051

Shareholders of Institutional Shares and Investor Shares of Daily Assets Cash Fund received Universal Shares and Investor Shares, respectively, of Daily Assets Cash Fund.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
August 31, 2003


On July 22, 2003, Daily Assets Government Fund, (the "Forum Fund"), reorganized into Daily Assets Government Obligations Fund, a newly created Monarch series, and transferred its assets and liabilities to Daily Assets Government Obligations Fund. As a result, Universal Shares of the Fund acquired the net assets of the Institutional Shares class of the Forum Fund. Financial information reported in the financial statements prior to July 23, 2003, reflects the history of the Forum Fund. A summary of shares outstanding and net assets immediately before and after the reorganization is as follows:

                                          BEFORE REORGANIZATION            AFTER REORGANIZATION
                                        -------------------------     ------------------------------
                                              DAILY ASSETS               DAILY ASSETS GOVERNMENT
                                               GOVERNMENT                       OBLIGATIONS
                                                 FUND                               FUND
                                        -------------------------     ------------------------------
Universal Shares
         Shares Outstanding                                    -                         26,349,971
         Net Assets                                            -                     $   26,338,017

Institutional Shares
         Shares Outstanding                           26,349,971                                  -
         Net Assets                               $   26,338,017                                  -

Shareholders of Institutional Shares of Daily Assets Government Fund received Universal Shares of Daily Assets Government Obligations Fund.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

                                                   UNDISTRIBUTED                         CAPITAL
                                                     ORDINARY      UNDISTRIBUTED       AND OTHER
                                                      INCOME        CAPITAL GAIN         LOSSES        TOTAL
                                                   -------------   -------------       ---------       -----
Daily Assets Treasury Fund                           $107,070        $   -             $   (34)      $107,036
Daily Assets Government Obligations Fund               28,218            -             (24,244)
                                                                                                        3,974
Daily Assets Government Fund                          121,798           665                  -        122,463
Daily Assets Cash Fund                                 27,537            -              (9,653)        17,884

The tax character of distributions paid during 2003 and 2002 was as follows:

                                                           ORDINARY INCOME
                                                    ----------------------------
                                                        2003            2002
                                                        ----            ----
Daily Assets Treasury Fund                           $1,046,958     $ 2,870,049
Daily Assets Government Obligations Fund                323,986         559,024
Daily Assets Government                               3,399,548      10,170,370
Daily Assets Cash Fund                                6,377,111      22,305,189

MONARCH FUNDS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (UNAUDITED)
August 31, 2003

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The address of each person listed is Two Portland Square, Portland, ME 04101. The Fund Complex includes the Trust and three other investment companies for which Forum Financial Group of companies provides services. Each Board member (except for John Y. Keffer), oversees 24 portfolios in the Fund Complex. Mr. Keffer oversees 25 portfolios in the Fund Complex. Mr. Keffer is considered an interested Trustee due to his control of Forum Financial Group, LLC ("Forum") and Forum Advisors. Each Trustee and officer holds office until the person resigns, is removed, or replaced. The Funds' Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-754-8757.

INTERESTED TRUSTEE
John Y. Keffer                   Principal Occupations: Member and Director, Forum (a mutual fund services
Birth Date: July 15, 1942        holding company); Director, various affiliates of Forum including Forum Fund
Chairman                         Services, LLC (the Trust's underwriter) Other Directorships: Trustee, Forum
Began serving: February 2003     Funds; Trustee, Cutler Trust
---------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Costas Azariadis                 Principal Occupations: Professor of Economics, University of California-Los
Birth Date: February 15, 1943    Angeles; Visiting Professor of Economics, Athens University of Economics and
Began serving: February 2003     Business 1998-1999. Other Directorships: Trustee, Forum Funds

James C. Cheng                   Principal Occupation: President, Technology Marketing Associates (marketing
Birth Date: July 26, 1942        company for small- and medium-sized businesses in New England).
Began serving: February 2003     Other Directorships: Trustee, Forum Funds

J. Michael Parish                Principal Occupations: Retired Partner, Wolf, Block, Schorr and Solis-Cohen
Birth Date: November 9, 1943     LLP (law firm) 2002 - 2003; Partner, Thelen Reid & Priest LLP (law firm)
Began serving: February 2003     from 1995 - 2002. Other Directorships: Trustee, Forum Funds
---------------------------------------------------------------------------------------------------------------

OFFICERS
David I. Goldstein              Principal Occupations: Director of Business Development, Forum since 2000;
Birth Date: August 3, 1961      Secretary of Forum and its various affiliates including Forum Fund Services,
President                       LLC Previous Position: Managing Director and General Counsel, Forum from 1991 to
                                2000

Beth P. Hanson                  Principal Occupation: Senior Manager, Relationship Management and various
Birth Date: July 15, 1966       other positions prior thereto; Vice President/Assistant Secretary of one
Vice President and Assistant    other investment company within the Fund Complex, Forum since 1995
Secretary

Stacey E. Hong                  Principal Occupation: Director, Forum Accounting Services, LLC (mutual fund
Birth Date: May 10, 1966        accountant) since 1992
Treasurer

Leslie K. Klenk                 Principal Occupation: Counsel, Forum since 1998
Birth Date:  August 24, 1964
Secretary
---------------------------------------------------------------------------------------------------------------

FOR MORE INFORMATION                                                                   MONARCH
                                                                                        FUNDS


                                                                                     DAILY ASSETS
                                                                                     TREASURY FUND

                                                                                DAILY ASSETS GOVERNMENT
                                                                                    OBLIGATIONS FUND

                                                                                     DAILY ASSETS
                                                                                    GOVERNMENT FUND

                                                                                DAILY ASSETS CASH FUND


                                 TRANSFER AGENT
                         Forum Shareholder Services LLC
                              Two Portland Square
                             Portland, Maine 04101



                                  DISTRIBUTOR
                            Forum Fund Services LLC
                              Two Portland Square
                             Portland, Maine 04101



                                                                                        MONARCH FUNDS
                                                                                        P.O. Box 446
               This report is authorized for distribution only to                  Portland, Maine 04112
                 shareholders and to others who have received a                        (800) 754-8757
                copy of an applicable Monarch Funds prospectus.